Segment information (Details 1)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)	Jul. 22, 2022 USD ($)
Statement [Line Items]
Revenues	$ 95,850,000,000		$ 69,547,000,000		$ 82,244,000,000
Costs	(69,785,000,000)		(55,479,000,000)		(55,631,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,396		23,723		6,769
Gross profit / (loss)	42,463,000,000		36,824,000,000		34,999,000,000
Gain from disposal of farmlands		$ 5,505,000,000		$ 2,148,000,000	2,065,000,000
Net gain from fair value adjustment of investment properties	2,215,000,000		2,832,000,000
General and administrative expenses		(9,047,000,000)		8,473,000,000	(8,440,000,000)
Selling expenses	(7,341,000,000)		(6,800,000,000)		(7,953,000,000)
Other operating results, net	(765,000,000)		(3,742,000,000)		4,100,000,000
Profit / (loss) from operations	43,229,000,000		16,274,000,000			$ 107,950,000,000
Share of profit/ (loss) of associates and joint ventures		(195,000,000)		$ (7,273,000,000)	18,136
Segment profit / (loss)	63,000,000,000		(40,179,000,000)		49,265,000,000
Investment properties	302,424,000,000		313,369,000,000				$ 1,000
Property, plant and equipment	59,432,000,000		65,783,000,000
Investments in associates	17,918,000,000		21,316,000,000
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	64,408,000,000		48,813,000,000		49,337,000,000
Costs	(57,652,000,000)		(44,725,000,000)		(41,022,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204,000,000		(23,412,000,000)		6,436,000,000
Changes in the net realizable value of agricultural products after harvest	(1,998,000,000)		967,000,000		1,617,000,000
Gain from disposal of farmlands	5,505,000,000		2,148,000,000		2,065,000,000
Net gain from fair value adjustment of investment properties	2,460,000,000		9,035,000,000		1,921,000,000
General and administrative expenses	3,788,000,000		3,570,000,000		3,084,000,000
Selling expenses	(5,480,000,000)		(4,500,000,000)		(5,012,000,000)
Other operating results, net	838,000,000		(3,621,000,000)		3,901,000,000
Profit / (loss) from operations	20,821,000,000		26,025,000,000		16,159,000,000
Share of profit/ (loss) of associates and joint ventures	162,000,000		(95,000,000)		303,000,000
Segment profit / (loss)	20,983,000,000		25,930,000,000		16,462,000,000
Investment properties	13,672,000,000		18,040,000,000		10,170,000,000
Property, plant and equipment	47,104,000,000		54,587,000,000		52,021,000,000
Investments in associates	1,747,000,000		1,338,000,000		1,751,000,000
Other reportable assets	28,655,000,000		33,846,000,000		27,362,000,000
Reportable assets	91,178,000,000		107,811,000,000		91,304,000,000
Gross profit/loss		$ 22,962,000,000	26,533,000,000		16,368,000,000
Agricultural Production [Member]
Statement [Line Items]
Revenues	51,070,000,000		39,961,000,000		42,329,000,000
Costs	(47,873,000,000)		(38,561,000,000)		(36,145,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204,000,000		23,412,000,000		6,436,000,000
Changes in the net realizable value of agricultural products after harvest	(1,998,000,000)		(967,000,000)		1,617,000,000
Gross profit / (loss)	19,403,000,000		23,845,000,000		14,237,000,000
Gain from disposal of farmlands	0		0		0
Net gain from fair value adjustment of investment properties	0		0		0
General and administrative expenses	2,264,000,000		2,250,000,000		2,369,000,000
Selling expenses	(4,358,000,000)		(3,837,000,000)		(4,470,000,000)
Other operating results, net	(2,097,000,000)		6,856,000,000		1,121,000,000
Profit / (loss) from operations	10,684,000,000		10,902,000,000		8,519,000,000
Share of profit/ (loss) of associates and joint ventures	108,000,000		98,000,000		131,000,000
Segment profit / (loss)	10,792,000,000		11,000,000,000		8,650,000,000
Property, plant and equipment	46,616,000,000		54,001,000,000		51,443,000,000
Investments in associates	999,000,000		981,000,000		1,032,000,000
Other reportable assets	21,519,000,000		28,122,000,000		17,937,000,000
Reportable assets	69,134,000,000		83,104,000,000		70,412,000,000
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0		0		0
Costs	(48,000,000)		(59,000,000)		(62,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit / (loss)	(48,000,000)		(59,000,000)		(62,000,000)
Gain from disposal of farmlands	5,505,000,000		2,148,000,000		2,065,000,000
Net gain from fair value adjustment of investment properties	2,460,000,000		9,035,000,000		1,921,000,000
General and administrative expenses	8,000,000		8,000,000		7,000,000
Selling expenses	(189,000,000)		(2,000,000)		(2,000,000)
Other operating results, net	1,071,000,000		2,871,000,000		2,369,000,000
Profit / (loss) from operations	8,791,000,000		13,985,000,000		6,284,000,000
Share of profit/ (loss) of associates and joint ventures	0		0		0
Segment profit / (loss)	8,791,000,000		13,985,000,000		6,284,000,000
Investment properties	13,672,000,000		18,040,000,000		10,170,000,000
Property, plant and equipment	276,000,000		435,000,000		441,000,000
Investments in associates	0		0		0
Other reportable assets	0		0		815,000,000
Reportable assets	13,948,000,000		18,475,000,000		11,426,000,000
Corporate [Member]
Statement [Line Items]
Revenues	0		0		0
Costs	0		0		0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit / (loss)	0		0		0
Gain from disposal of farmlands	0		0		0
Net gain from fair value adjustment of investment properties	0		0		0
General and administrative expenses	739,000,000		720,000,000		(417,000,000)
Selling expenses	0		0
Profit / (loss) from operations	(739,000,000)		(720,000,000)		(417,000,000)
Segment profit / (loss)	(739,000,000)		(720,000,000)		(417,000,000)
Investment properties	0		0		0
Property, plant and equipment	0		0		0
Investments in associates	0		0		0
Other reportable assets	0		0		0
Reportable assets	0		0		0
Others [Member]
Statement [Line Items]
Revenues	13,338,000,000		8,852,000,000		7,008,000,000
Costs	(9,731,000,000)		(6,105,000,000)		(4,815,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gain from disposal of farmlands	0		0		0
Net gain from fair value adjustment of investment properties	0		0		0
General and administrative expenses	777,000,000		592,000,000		291,000,000
Selling expenses	(933,000,000)		(661,000,000)		(540,000,000)
Other operating results, net	188,000,000		364,000,000		411,000,000
Profit / (loss) from operations	2,085,000,000		1,858,000,000		1,773,000,000
Share of profit/ (loss) of associates and joint ventures	54,000,000		(193,000,000)		172,000,000
Segment profit / (loss)	2,139,000,000		1,665,000,000		1,945,000,000
Investment properties	0		0		0
Property, plant and equipment	212,000,000		151,000,000		137,000,000
Investments in associates	748,000,000		357,000,000		719,000,000
Other reportable assets	7,136,000,000		5,724,000,000		8,610,000,000
Reportable assets	8,096,000,000		6,232,000,000		9,466,000,000
Gross profit / (loss)	$ 3,607,000,000		$ 2,747,000,000		$ 2,193,000,000